Accrued Expenses and Other Current Liabilities (Details) - USD ($)			1 Months Ended	12 Months Ended
		Apr. 30, 2025	Apr. 30, 2023	Dec. 31, 2025	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Convertible preferred shares issuable upon purchase consideration			11,938
Number of share options granted	[1]			617,072
Exercise price of share options granted as part of modification of purchase consideration (in Dollars per share)				$ 5.0675
Adjusted for reverse split		1:25
Remaining contractual term of share options exercisable				8 years 9 months 29 days
Bitcoins pledged (in Dollars)				$ 601
Lin’s Group Limited [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Number of share options granted			478
Exercise price of share options granted as part of modification of purchase consideration (in Dollars per share)			$ 0.04
Adjusted for reverse split			1:25
Remaining contractual term of share options exercisable			10 years
Lin’s Group Limited [Member] | Series C-1 Redeemable Convertible Preferred Shares [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Convertible preferred shares issuable upon purchase consideration					11,938

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.